Retirement Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure
401(k) plan, percentage of employer match (in percent)	3.00%
401(k) plan, maximum percentage contribution by employer (in percent)	6.00%
Defined contribution plan, cost	$ 500	$ 600	$ 500
Discretionary profit sharing contribution made to the 401(k) plan	800	600	1,000
SERP
Defined Benefit Plan Disclosure
SERP, accrued liability	1,700
SERP, accrued expense	100	$ 40	$ 400
Distribution paid	$ 100